Matthews India Active ETF	September 30, 2023

Schedule of Investments (unaudited)

COMMON EQUITIES: 97.9%

	Shares	Value

FINANCIALS: 34.4%
Banks: 22.2%
ICICI Bank, Ltd.	5,004	$57,361
HDFC Bank, Ltd.	2,938	54,001
Axis Bank, Ltd.	2,842	35,480
IndusInd Bank, Ltd.	1,828	31,454
Kotak Mahindra Bank, Ltd.	972	20,316
Federal Bank, Ltd.	9,974	17,680
Bandhan Bank, Ltd.[a,b]	1,688	5,114

		221,406

Consumer Finance: 10.7%
Shriram Finance, Ltd.	2,176	50,294
Bajaj Finance, Ltd.	248	23,327
Cholamandalam Investment and Finance Co., Ltd.	1,220	17,888
Mahindra & Mahindra Financial Services, Ltd.	4,006	14,537

		106,046

Insurance: 1.5%
PB Fintech, Ltd.[c]	1,076	9,915
HDFC Life Insurance Co., Ltd.[a,b]	630	4,836

		14,751

Total Financials		342,203

INFORMATION TECHNOLOGY: 14.4%
IT Services: 13.6%
Infosys, Ltd.	2,594	44,840
Tata Consultancy Services, Ltd.	772	32,804
LTIMindtree, Ltd.[a,b]	280	17,566
Persistent Systems, Ltd.	242	16,893
Coforge, Ltd.	202	12,417
HCL Technologies, Ltd.	722	10,736

		135,256

Software: 0.5%
Newgen Software Technologies, Ltd.	488	5,292

Electronic Equipment, Instruments & Components: 0.3%
Kaynes Technology India, Ltd.[c]	98	2,715

Total Information Technology		143,263

CONSUMER DISCRETIONARY: 12.4%
Automobiles: 5.6%
Maruti Suzuki India, Ltd.	204	26,066
Bajaj Auto, Ltd.	248	15,123
TVS Motor Co., Ltd.	818	14,990

		56,179

Textiles, Apparel & Luxury Goods: 2.1%
Titan Co., Ltd.	552	20,931

Automobile Components: 2.1%
Sona Blw Precision Forgings, Ltd.[a,b]	1,984	13,938
Divgi Torqtransfer Systems, Ltd.	530	6,646

		20,584

Hotels, Restaurants & Leisure: 1.9%
Restaurant Brands Asia, Ltd.[c]	8,048	12,085

	Shares	Value
Lemon Tree Hotels, Ltd.[a,b,c]	4,630	$6,342

		18,427

Specialty Retail: 0.7%
Shankara Building Products, Ltd.	824	7,122

Total Consumer Discretionary		123,243

HEALTH CARE: 10.5%
Pharmaceuticals: 5.1%
Neuland Laboratories, Ltd.	734	32,601
Sun Pharmaceutical Industries, Ltd.	1,268	17,692

		50,293

Life Sciences Tools & Services: 3.3%
Syngene International, Ltd.[a,b]	2,342	22,679
Divi’s Laboratories, Ltd.	220	9,975

		32,654

Health Care Equipment & Supplies: 2.1%
Poly Medicure, Ltd.	1,288	21,314

Total Health Care		104,261

CONSUMER STAPLES: 9.8%
Personal Care Products: 5.9%
Hindustan Unilever, Ltd.	996	29,572
Dabur India, Ltd.	1,986	13,192
Godrej Consumer Products, Ltd.[c]	838	10,007
Bajaj Consumer Care, Ltd.	2,336	6,335

		59,106

Food Products: 3.9%
Nestle India, Ltd.	72	19,514
Britannia Industries, Ltd.	348	19,014

		38,528

Total Consumer Staples		97,634

INDUSTRIALS: 6.6%
Machinery: 3.0%
Ashok Leyland, Ltd.	6,346	13,526
Thermax, Ltd.	298	11,162
Cummins India, Ltd.	240	4,903

		29,591

Professional Services: 1.4%
Latent View Analytics, Ltd.[c]	2,914	14,412

Transportation Infrastructure: 1.3%
Gujarat Pipavav Port, Ltd.	8,734	13,068

Electrical Equipment: 0.5%
ABB India, Ltd.	96	4,738

Industrial Conglomerates: 0.4%
Siemens, Ltd.	88	3,892

Total Industrials		65,701

MATERIALS: 5.2%
Chemicals: 2.7%
Asian Paints, Ltd.	388	14,770

matthewsasia.com | 800.789.ASIA	1

Matthews India Active ETF	September 30, 2023

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
PI Industries, Ltd.	288	$11,975

		26,745

Metals & Mining: 1.5%
APL Apollo Tubes, Ltd.	774	15,146

Construction Materials: 1.0%
Ramco Cements, Ltd.	952	10,435

Total Materials		52,326

ENERGY: 4.6%
Oil, Gas & Consumable Fuels: 4.6%
Reliance Industries, Ltd.	1,622	45,803

Total Energy		45,803

TOTAL COMMON EQUITIES		974,434

(Cost $975,740)

SHORT-TERM INVESTMENTS: 2.1%

MONEY MARKET FUNDS: 2.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[d]	20,887	20,887

(Cost $20,887)

TOTAL INVESTMENTS: 100.0%		995,321
(Cost $996,627)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.0%		299

NET ASSETS: 100.0%		$995,620

a

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $70,475, which is 7.08% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Non-income producing security.

d	Rate shown is the current yield as of September 30, 2023.

2	MATTHEWS ASIA FUNDS